UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Communication Services - 9.7%
1,171	Charter Communications, Inc. - Class A (a)	$568,029
4,628	Liberty Broadband Corporation - Series C (a)	581,971
5,158	Nexstar Media Group, Inc. - Class A	604,776
71,206	Vonage Holdings Corporation (a)	527,636
		2,282,412
	Consumer Discretionary - 14.1%
305	Amazon.com, Inc. (a)	563,591
5,856	Carvana Company (a)(b)	539,045
12,526	Etsy, Inc. (a)	554,902
2,491	Home Depot, Inc.	543,984
1,250	O’Reilly Automotive, Inc. (a)	547,825
4,778	Ross Stores, Inc.	556,255
		3,305,602
	Consumer Staples - 2.5%
26,465	Nomad Foods, Ltd. (a)	592,022
	Energy - 2.3%
9,030	Marathon Petroleum Corporation	544,058
	Financials - 14.7%
16,613	Bank of America Corporation	585,110
9,568	Brookfield Asset Management, Inc. - Class A	553,030
7,326	Citigroup, Inc.	585,274
1,269	Credit Acceptance Corporation (a)	561,317
4,200	JPMorgan Chase & Company	585,480
2,442	Moody’s Corporation	579,755
		3,449,966
	Health Care - 9.5%
17,054	Acadia Healthcare Company, Inc. (a)	566,534
2,988	Insulet Corporation (a)	511,546
2,710	Stryker Corporation	568,937
1,979	UnitedHealth Group, Inc.	581,786
		2,228,803
	Industrials - 9.3%
1,511	Boeing Company	492,223
5,884	Brink’s Company	533,561
3,406	IDEX Corporation	585,832
1,016	TransDigm Group, Inc.	568,960
		2,180,576
	Information Technology - 30.5% (c)
14,709	ACI Worldwide, Inc. (a)	557,251
4,054	CDW Corporation	579,073
8,964	Cornerstone OnDemand, Inc. (a)	524,842
4,022	Fidelity National Information Services, Inc.	559,420
4,582	Guidewire Software, Inc. (a)	502,966
1,907	Mastercard, Inc. - Class A	569,411
7,342	MAXIMUS, Inc.	546,172
3,632	Microsoft Corporation	572,767
12,675	Open Text Corporation	558,587
10,113	RealPage, Inc. (a)	543,574
3,017	Visa, Inc. - Class A	566,894
3,076	Workday, Inc. - Class A (a)	505,848
2,180	Zebra Technologies Corporation - Class A (a)	556,859
		7,143,664
	Materials - 4.8%
11,025	HB Fuller Company	568,559
951	Sherwin-Williams Company	554,947
		1,123,506

		Real Estate - 2.5%
2,590		American Tower Corporation	595,234
		TOTAL COMMON STOCKS (Cost $19,821,334)	23,445,843

		SHORT-TERM INVESTMENTS - 0.2%
37,292		First American Government Obligations Fund, Class X, 1.51% (d)	37,292
		TOTAL SHORT-TERM INVESTMENTS (Cost $37,292)	37,292

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (e)
9,500		First American Government Obligations Fund, Class Z, 1.47% (d)	9,500
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,500)	9,500
		Total Investments (Cost $19,868,126) - 100.1%	23,492,635
		Liabilities in Excess of Other Assets - (0.1)%	(19,428)
		TOTAL NET ASSETS - 100.0%	$23,473,207

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	All or a portion of this security is on loan as of December 31, 2019. Total value of securities on loan is $9,205.
	(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(d)	Rate shown is the annualized seven-day yield as of December 31, 2019.
	(e)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,445,843	$-	$-	$23,445,843
Short-Term Investments	37,292	-	-	37,292
Investments Purchased with Proceeds from Securities Lending	9,500	-	-	9,500
Total Investments in Securities	$23,492,635	$-	$-	$23,492,635
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended December 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         2/18/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         2/18/2020

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         2/18/2020

* Print the name and title of each signing officer under his or her signature.